Acquired Properties, Net	12 Months Ended
Dec. 31, 2012
Mineral Properties Net [Abstract]
Acquired Properties

	2012	2011
	$	$

Acquired properties, at cost	1,976	2,010
Accumulated amortization	(1,228)	(1,231)
Net book value December 31,	748	779